STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Stockholders' Equity Attributable to Parent [Abstract]
STOCKHOLDERS' EQUITY
NOTE 8 — STOCKHOLDERS’ EQUITY

Preferred stock

As of March 31, 2019 and December 31, 2018, the Company had 105,000 shares of Series A Convertible Preferred Stock (the “Preferred Stock”), issued at $10 per share, paying a 5% cumulative annual dividend and convertible for common stock at a price of $4.385 per share. For the three months ended March 31, 2019, preferred stockholders earned, but were not paid, $12,945 in annual dividends, or equivalent to 2,952 shares of common stock based on a conversion price of $4.385 per share. As of March 31, 2019 and December 31, 2018, cumulative and unpaid dividends were $205,685 and $192,740, respectively, or equivalent to 46,906 and 43,954 shares of common stock, respectively, based on a conversion price of $4.385 per share, respectively.

On any matter presented to the stockholders of the Company, holders of Preferred Stock are entitled to cast the number of votes equal to the number of shares of common stock into which the shares of Preferred Stock are convertible as of the record date to vote on such matter. As long as any shares of Preferred Stock are outstanding, the Company has certain restrictions on share repurchases or amendments to the Certificate of Incorporation in a manner that adversely affects any rights of the Preferred Stock holders.

In addition, the preferred stockholders have a liquidation preference for purposes of which the Preferred Stock would be valued at $10 per share plus accrued cumulative annual dividend. At March 31, 2019 and December 31, 2018, the liquidation preference was valued at $1,255,685 and $1,242,740, respectively. In the event of any liquidity event, holders of each share of Preferred Stock shall be entitled to be paid out of the assets of the Company legally available before any sums shall be paid to holders of common stock.

Common stock

As of March 31, 2019 and December 31, 2018, the Company had 7,623,227 and 7,579,995 shares of common stock issued and outstanding, respectively.

In January 2019, the Company issued 20,000 shares of its common stock of the Company upon the exercise of options, for proceeds of $19,000. In January and February 2019, the Company issued 10,000 and 1,395 shares of its common stock, respectively, upon the exercise of outstanding warrants to purchase an aggregate of 11,395 shares of common stock, for aggregate proceeds of $23,450. In January and February 2019, the Company issued an aggregate of 11,837 shares of its common stock upon the cashless exercise of outstanding options and outstanding warrants to purchase 17,733 shares of common stock.

Options

As of March 31, 2019 and December 31, 2018, the Company had outstanding options to purchase 880,585 and 997,989 shares of common stock, respectively.

			Weighted		Intrinsic
		Weighted	Average		Value
	Number of	Average	Remaining		of
	Options	Exercise Price	Term	Exercisable	Options
Outstanding at December 31, 2018	997,989	$4.67	2.14	925,545	$4,705,220
Granted	28,700	10.55	5.00		-
Exercised	(32,687)	1.43
Forfeited/Expired	(113,417)	10.28
Outstanding at March 31, 2019	880,585	$4.27	2.27	808,057	$4,785,984

On February 7, 2019, the Company granted an aggregate of 28,700 incentive stock options to employees newly hired since June 4, 2018.
The options to purchase shares of common stock are exercisable at $10.55 per share, have a term of five years, and vest as to 50% of the options at the vesting commencement date, which is generally one year from the date of hire (vesting commencement dates range from June 4, 2019 through January 25, 2020), and vesting as to the remaining 50% of the options, in eight equal quarterly installments commencing on the first day of each calendar quarter following the vesting commencement date and installments continuing on the first day of each of the seven calendar quarters thereafter. All vesting is subject to the employee’s continued service through the vesting date. The exercise price was determined using the closing price of the Company’s common stock on February 7, 2019. The Black-Scholes value on the grant date of the options was $258,392.

Option grants during the three months ended March 31, 2019 were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of
3.25
to
3.50
years, expected volatility of
281.65
% to 292.28%, risk free interest rate of 2.46% to 2.48%, and expected dividend yield of 0%.

For the three months ended March 31, 2019 and 2018, total stock compensation expense related to the options totaled $72,274 and $145,046, respectively. The outstanding unamortized stock compensation expense related to options was $293,475 (which will be recognized through December 2021) as of March 31, 2019.

Warrants

Below is a table summarizing the Company’s outstanding warrants as of March 31, 2019 and December 31, 2018:

			Weighted	Intrinsic
		Weighted	Average	Value
	Number of	Average	Remaining	of
	Warrants	Exercise Price	Term	Warrants
Outstanding at December 31, 2018	1,781,715	$4.20	2.23	$8,930,058
Granted	-
Exercised	(16,441)	2.31
Forfeited/Expired	(22,266)	2.75
Outstanding at March 31, 2019	1,743,008	$4.24	2.02	$9,395,841

For the three months ended March 31, 2019 and 2018, the Company incurred warrant-based compensation expense of $0 and $1,393, respectively. There was no outstanding unamortized stock-based compensation expense related to warrants as of March 31, 2019.

Restricted stock units (“RSUs”)

The following table summarizes the restricted stock unit activity for the three months ended March 31, 2019:

Restricted stock units issued as of December 31, 2018	222,514
Granted	-
Total Restricted stock units issued at March 31, 2019	222,514
Vested at March 31, 2019	167,007
Unvested restricted stock units as of March 31, 2019	55,507

For the three months ended March 31, 2019 and 2018, the Company incurred RSU-based compensation expense of $376,626 and $220,864, respectively. The outstanding unamortized stock-based compensation expense related to RSUs was $111,596 (which will be recognized through April 2019) as of March 31, 2019.

NOTE 11 — STOCKHOLDERS’ EQUITY AND STOCK-BASED COMPENSATION

On August 1, 2018, the Company amended its Articles of Incorporation to implement a reverse stock split in the ratio of
1 share for every 25 shares
of common stock and to reduce the number of authorized common stock from 250,000,000 to 50,000,000. No fractional shares were issued from such aggregation of common stock, upon the reverse split; any fractional share was rounded up and converted to the nearest whole share of common stock. As a result, 186,994,384 shares of the Company’s common stock were exchanged for 7,479,775 shares of the Company's common stock resulting in the transfer of $1,795 from common stock to additional paid in capital. These amendments were approved and filed of record by the Delaware Secretary of State and effective on August 1, 2018.  FINRA declared the Company’s 1-for-25 reverse stock split market effective as of August 8, 2018. These financial statements have been retroactively restated to reflect the reverse stock split.

Preferred Stock

As of December 31, 2018 and 2017, the Company had 105,000 and 110,000 shares of Series A Convertible Preferred Stock, respectively, issued at $10 per share, paying a 5% cumulative annual dividend and convertible for common stock at a price of $4.385 per share, as adjusted for the Company’s reverse stock split. The Preferred Stock is perpetual. For the year ended December 31, 2018, preferred shareholders earned, but were not paid $53,740 in annual dividends, or equivalent to 12,256 common shares based on a conversion price of $4.385 per share. As of December 31, 2018 and 2017, cumulative and unpaid dividends were $192,740 and $146,918, or equivalent to 43,955 and 33,505 common shares based on a conversion price of $4.385 per share, respectively.

On any matter presented to the stockholders of the Company, holders of Preferred Stock are entitled to cast the number of votes equal to the number of shares of Common Stock into which the shares of Preferred Stock are convertible as of the record date to vote on such matter. As long as any shares of Preferred Stock are outstanding, the Company has certain restrictions on share repurchases or amendments to the Certificate of Incorporation in a manner that adversely affects any rights of the Preferred Stock holders.

In addition, the Preferred stock holders have a liquidation preference, which Preferred Stock would be valued at $10 per share plus accrued cumulative annual dividend. At December 31, 2018, the liquidation preference was valued at $1,242,740. In the event of any liquidity event, holders of each share of Preferred Stock shall be entitled to be paid out of the assets of the Company legally available before any sums shall be paid to holders of Common Stock.

Common Stock

As of December 31, 2018 and 2017, the Company had 7,579,995 and 6,467,066 shares of common stock issued and outstanding, respectively.

During the year ended December 31, 2017, the Company issued 6,667 shares of its common stock in payment for consulting services at a fair value of $25,001.

During the year ended December 31, 2017, the Company issued
793,317
shares of its common stock upon the cashless exercise of outstanding warrants to purchase 854,133 shares of common stock. During the year ended December 31, 2017, the Company issued an aggregate of 120,000 shares of its common stock of the Company for the exercise of warrants, for proceeds of $
210,000
.

During the year ended December 31, 2017, the Company sold an aggregate of 442,857 shares of its common stock of the Company for net proceeds of $1,550,000 or $3.50 per share.

In October 2017, the Company issued 128,161 shares of its common stock upon conversion of 50,000 shares of Series A Convertible Preferred Stock and accrued dividends. In November 2017, the Company issued an aggregate of 61,212 shares of its common stock of the Company for conversion of notes payable and accrued interest of $102,836. In December 2017, the Company issued an aggregate of 453,869 shares of its common stock of the Company for conversion of notes payable of $762,500.

During the year ended December 31, 2018, the Company issued 5,842 shares of its common stock upon the cashless exercise of outstanding warrants to purchase 127,525 shares of common stock. During the year ended December 31, 2018, the Company issued 3,701 shares of its common stock upon the cashless exercise of outstanding options to purchase 12,173 shares of common stock.

In June 2018, the Company issued 13,204 shares of its common stock upon conversion of 5000 shares of Series A Convertible Preferred Stock and accrued dividends. In August 2018, the Company issued
1,000,000
shares of its common stock in exchange for net cash, after expenses, of $5,609,215.

In October 2018, the Company issued 60,182 shares of its common stock for conversion of notes payable and accrued interest of $225,687. In December 2018, the Company issued 20,000 shares of its common stock for the exercise of options, for proceeds of $20,500 and 10,000 shares of its common stock for exercise of warrants, for proceeds of $10,250.

Options

As of December 31, 2018 and 2017, the Company has outstanding options to purchase 997,989 and 1,003,836 shares of common stock, respectively.

			Weighted		Intrinsic
		Weighted	Average		Value
	Number of	Average	Remaining		of
	Options	Exercise Price	Term	Exercisable	Options
Outstanding at December 31, 2016	1,029,262	$5.00	3.34	603,655	$1,161,244
Granted	58,000	4.00	5.00		-
Forfeited/Expired	(83,426)	8.50
Outstanding at December 31, 2017	1,003,836	$4.69	2.64	891,087	$1,356,188
Granted	73,440	6.32	5.00		-
Exercised	(32,173)	2.15
Forfeited/Expired	(47,114)	9.31			-
Outstanding at December 31, 2018	997,989	$4.67	2.14	925,545	$4,705,220

On January 17, 2017, the Company granted 4,000 options, which vest 50% after one year and 2.08% every month thereafter, have an exercise price of $3.975, and expire on January 17, 2022. The value on the grant date of the options was $11,119.

On March 10, 2017, the Company granted 4,000 options, which vest 50% after one year and 2.08% every month thereafter, have an exercise price of $3.625, and expire on March 10, 2022. The value on the grant date of the options was $12,541.

On July 10, 2017, the Company granted 50,000 employee options (including 40,000 of which to a board director) with an exercise price of $4.15 per share and expiration date five years from the date of grant, of which
40,000 options vested immediately and 10,000 options vest 50% after approximately nine months, with an additional 4.17% vesting every month thereafter.

Option grants during the year ended December 31, 2017 were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of
2.50
to
3.50
 years, expected volatility of 169.46% to 175.56%, risk free interest rate of 1.42% to 1.66%, and expected dividend yield of
0
%.

Effective December 31, 2017, 220,000 expiring performance-based options granted in 2016 were modified to 100% vested immediately. Previously recognized performance-based stock-based compensation in 2016 and 2017 of $58,830 was reversed at December 31, 2017 and the estimated fair value of the modified options of $737,825 was charged to operations. Significant assumptions used in the valuation include expected term of 1.52 years, expected volatility of 163.87%, risk free interest rate of 1.76%, and expected dividend yield of 0%.

On March 9, 2018, the Company granted an aggregate of 60,390 options to employees as compensation for services rendered. The options are exercisable at $
6.45
per sha
re for five years with (i) 37,890 options vesting 50% over the first year on the first day of each month beginning January 1, 2018 through December 1, 2018, 25% vesting over the year on the first day of each month from January 1, 2019 through December 1, 2019 and 25% vesting over the year on the first day of each month beginning January 1, 2020 through December 1, 2020; (ii) 12,500 options vesting 50% on January 1, 2018, 50% vesting over the year on each month beginning on January 1, 2019 for 24 months; and (iii) 10,000 options fully vesting on January 1, 2018.

The exercise price was determined using the 10-day average closing price beginning with the closing price on January 9, 2018. The value on the grant date of the options was $
298,914
.

On April 12, 2018, the Company granted 6,000 options to purchase the Company’s common stock for services rendered at an exercise price of $6.20 per share for five years with 2,000 options vesting immediately and 1,000 options vesting every 90 days thereafter. The exercise price was determined using the 10-day average closing price beginning with the closing price on March 12, 2018. The value on the grant date of the options was $29,694.

On May 31, 2018, the Company granted an aggregate of 7,050 options to employees as compensation for services rendered.
The options are exercisable at $5.30 per share for five years with 50% of options vesting upon one-year employee anniversary and 50% vesting at a rate of 1/24 per month thereafter.
The exercise price was determined using the 10-day average closing price beginning with the closing price on May 16, 2018. The value on the grant date of the options was $33,130.

Option grants during the year ended December 31, 2018 were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 2.50 to 3.50 years, expected volatility of 160.87% to 163.85%, risk free interest rate of 2.45% to 2.65%, and expected dividend yield of 0%.

For the year ended December 31, 2018 and 2017, total stock compensation expense related to the options totaled $342,384 and $1,236,863, respectively.

The outstanding unamortized stock compensation expense related to options was $111,027 (which will be recognized through December 2020) as of December 31, 2018.

Warrants

Below is a table summarizing the Company’s outstanding warrants activity for the two years ended December 31, 2018. The Company had outstanding warrants to purchase
1,781,715
and
1,919,906
shares of the Company’s common stock as of December 31, 2018 and 2017, respectively:

			Weighted	Intrinsic
		Weighted	Average	Value
	Number of	Average	Remaining	of
	Warrants	Exercise Price	Term	Warrants
Outstanding at December 31, 2016	2,537,335	$3.75	3.55	$3,662,610
Granted	366,600	2.50	4.89	-
Exercised	(974,133)	0.75
Forfeited	(9,896)	12.25		-
Outstanding at December 31, 2017	1,919,906	$4.84	2.61	$1,656,083
Granted	303,234	5.14	2.64	—
Exercised	(137,525)	5.87
Forfeited/Expired	(303,900)	8.43		—
Outstanding at December 31, 2018	1,781,715	$4.20	2.23	$8,930,058

In January 2017, the Company issued 1,600 warrants with an exercise price of $6.25 in connection with the sale of the Company’s common stock. The five-year warrants also contain a provision that the warrant exercise price will automatically be adjusted for any common stock equity issuances at less than $6.25 per share. In January 2017, in exchange for services rendered, the Company issued 10,000 warrants to purchase shares of the Company’s common stock with an exercise price of $3.00 per share that vested immediately. The fair value on the grant date of the warrants was $29,433.

In April 2017, the Company issued 20,000 warrants with an exercise price of $2.50 in connection with issuance of a convertible note. The five-year warrants also contain a provision that the warrant exercise price will automatically be adjusted for any common stock equity issuances at less than $2.50 per share. (Note 8)

In October 2017, in exchange for services rendered, the Company issued 10,000 warrants to purchase shares of the Company’s common stock with an exercise price of $4.475 per share that vested immediately. The fair value on the grant date of the warrants was $33,785.

In October and November 2017, the Company issued an aggregate of 325,000 warrants with an exercise price of $2.50 in connection with issuance of convertible notes. (Note 8)

The warrant grants for services during the year ended December 31, 2017 were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 3.0 years, expected volatility of 175.64%, risk free interest rate of 1.48%, and expected dividend yield of 0%.

On April 17, 2018, the Company granted 127,525 warrants for services rendered. The warrants are exercisable at $6.25 per share through May 16, 2018. The fair value of the warrants of $109,207 was charged to current operations.

On August 23, 2018, the Company granted 85,719 warrants in connection with the 2017 sale of the Company’s common stock. The warrants are exercisable at $6.25 through September 29, 2022.

In September 2018 and October 2018, the Company issued an aggregate of 89,990 warrants in connection with the issuance of convertible notes payable. The warrants are exercisable at $2.50 through five years from the date of issuance. The aggregate fair value of the warrants (up to the net note proceeds) was charged as a debt discount against the convertible notes.

Warrants issued during the year ended December 31, 2018 were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 0.08 to 5.0 years, expected volatility of 159.77% to 162.35%, risk free interest rate of 1.68% to 2.96%, and expected dividend yield of 0%.

For the year ended December 31, 2018 and 2017, the Company has incurred warrant-based expense of $110,600 and $109,509, respectively. There was no outstanding unamortized stock compensation expense related to warrants as of December 31, 2018.

Restricted Stock Units (“RSU”)

The following table summarizes the restricted stock activity for the two years ended December 31, 2018:

Restricted shares issued as of January 1, 2017	50,105
Granted	106,235
Total Restricted Shares Issued at December 31, 2017	156,340
Granted	92,174
Forfeited/Cancelled	(26,000)
Total Restricted Shares Issued at December 31, 2018	222,514
Vested at December 31, 2018	188,008
Unvested restricted shares as of December 31, 2018	34,506

On August 10, 2017, the Company amended 16,092 RSUs granted on February 23, 2017 for accrued and unpaid compensation for the period from December 1, 2016 through March 31, 2017 in the amount of $66,379. The RSUs as amended, vest upon the earlier of (i) on July 1, 2017 provided that service is not terminated and (ii) and the date of a meeting of the stockholders of the Company at which the director, being willing and available to serve as a director, is nominated for election but is not reelected by the stockholders. The settlement date for such RSUs, as amended, is the earlier of (i) July 1, 2024 or (ii) the date on which the Company undergoes a change of control.

On August 10, 2017, the Company amended 10,543 RSUs granted June 22, 2017 for accrued and unpaid compensation for the period from April 1, 2017 through June 30, 2017 in the amount of $43,486. The RSUs, as amended, vest upon the earlier of (i) on July 1, 2017 provided that service is not terminated and (ii) and the date of a meeting of the stockholders of the Company at which the director, being willing and available to serve as a director, is nominated for election but is not reelected by the stockholders. The settlement date for such RSUs, as amended, is the earlier of (i) July 1, 2024 or (ii) date on which the Company undergoes a change of control during the seven-year term of the award.

In connection with the issuance of the above described RSUs as payment for accrued compensation, the Company reclassified to equity the settled aggregate salary accrual of $102,083 and recorded addition compensation costs of $7,782 during the year ended December 31, 2017. Out of the total settled accrued salary of $102,083 during year ended December 31, 2017, $14,583 was for the compensation accrued as of December 31, 2016 and $87,500 was for compensation expense earned during the year ended December 31, 2017. Due to the August 10, 2017 modification to the 24,104 RSU’s granted in 2016, the Company recorded an incremental expense of $26,515 in current period.

On June 22, 2017, the Company following consideration of the report prepared by Farient Advisors LLC granted 26,600 RSUs for services provided by a board member. The RSUs vest upon the earlier of (i) on July 1, 2018 provided that service is not terminated and (ii) and the date of a meeting of the stockholders of the Company at which the director, being willing and available to serve as a director, is nominated for election but is not reelected by the stockholders. The settlement date for such RSUs is (i) July 1, 2024 or (ii) the date on which the Company undergoes a change of control during the seven-year term of the award.

On August 10, 2017, the Company following consideration of the report prepared by Farient Advisors LLC granted 16,600 RSUs to each of Alexandre Zyngier, Ernest Purcell and Anthony Coelho for their continued service on the Board of Directors and 1,600 RSUs to each Alexandre Zyngier and Ernest Purcell for their continued service as the chairs of committees of the Board of Directors (for an aggregate grant of 53,000 RSUs). Such RSUs vest upon the first to occur of the following: (i) April 30, 2018 provided that the director’s service with the Company has not terminated prior to such date and (ii) the date of a meeting of the stockholders of the Company at which the director, being willing and available to serve as a director, is nominated for election but is not reelected by the stockholders. The settlement date for such RSUs is the earlier of (i) April 30, 2024 or (ii) the date on which the Company undergoes a change of control.

On August 10, 2017, the Company amended the terms of an aggregate of 26,000 RSUs previously granted in 2016. The vesting terms were amended from conditional based on a change of control to vesting as of July 1, 2017. The settlement date for such RSUs, as amended, in the earlier of (i) July 1, 2024 or (ii) the date on which the Company undergoes a change of control. The Company recorded the fair value of the previously issued RSUs of $107,250 as a charge to current period operations. These RSUs were subsequently cancelled subject to the terms of the grant.

On March 27, 2018, the Company granted 38,334 RSUs for services provided.
20,000 of such RSUs began vesting May 1, 2018 and will vest each calendar month at a rate of 1,667 RSUs per month, whereby the RSUs would vest provided that services are not terminated by the Company or the grantee.
 18,333 RSU’s vested immediately. The settlement date for such RSUs is (i) April 1, 2025 or (ii) the date on which the Company undergoes a change of control during the seven-year term of the award. As of December 31, 2018, no RSUs have been settled. The fair value of the RSU’s at grant date was $247,250.

On December 31, 2018, the Company following consideration of the report prepared by Farient Advisors LLC granted 11,280 RSUs to each of Alexandre Zyngier, Ernest Purcell and Anthony Coelho for their continued service on the Board of Directors and 20,000 RSUs to Dr. Carr Bettis for his continued service as the chair of the Board of Directors (for an aggregate grant of 53,840 RSUs). Such RSUs vest upon the first to occur of the following: (i) April 30, 2019 provided that the director’s service with the Company has not terminated prior to such date and (ii) the date of a meeting of the stockholders of the Company at which the director, being willing and available to serve as a director, is nominated for election but is not reelected by the stockholders. The settlement date for such RSUs is the earlier of (i) April 30, 2025 or (ii) the date on which the Company undergoes a change of control. The fair value of the RSU’s at grant date was $460,332.

For the year ended December 31, 2018 and 2017, the Company has incurred RSU-based expense of $372,537 and $418,832, respectively. The outstanding unamortized stock compensation expense related to RSUs was $488,223 (which will be recognized through April 2019) as of December 31, 2018.